Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of Taxation
	For the years ended December 31,
	2021		2022		2023
Income taxes expense	NT$	2,272	NT$	-	NT$	-
Deferred tax (benefit) expense		(974)		6,429		1,019
Total	NT$	1,298	NT$	6,429	NT$	1,019

Schedule of Reconciliation of the Company's Total Income Tax Expense	The following is a reconciliation of the Company’s total income tax expense to the (loss)/ income before income taxes for the years ended December 31,2021, 2022 and 2023:
	For the years ended December 31,
	2021		2022		2023
(Loss) income before income tax provision	NT$	(29,213)	NT$	21,452	NT$	(62,010)
Income tax computed at statutory tax rate		(5,057)		2,613		(12,402)
Non-taxable income and non-deductible expenses		349		1,353		28
Temporary differences that unrecognized deferred tax assets		4,337		-		4,121
Tax loss that unrecognized deferred tax assets		2,410		2,463		9,272
Others		(741)		-		-
Income taxes expense	NT$	1,298	NT$	6,429	NT$	1,019

Schedule of Deferred Tax Assets	The following table sets forth the significant components of the deferred tax assets:
	As of December 31,
	2022		2023
Deferred tax assets, net
Inventory write-down	NT$	2,618	NT$	4,121
Unrealized exchange loss		(1,685)		-
Net operating loss carried forward		-		21,175
Other		13		-
Total deferred tax assets	NT$	946	NT$	25,296
Valuation allowance		-		(25,296)
Deferred tax assets, net of valuation allowance	NT$	946	NT$	-
				-
Deferred tax liability:
Unrealized exchange benefit	NT$	-	NT$	(73)
Total deferred tax liability	NT$	-	NT$	(73)